Commitments and Contingencies - Dispute to Treasury Share Amounts - Additional Information (Detail) - Dispute On Treasury Share Amount [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Litigation principal amount	₺ 206,365
Litigation interest amount	209,159
Litigation settlement amount which was paid in 2018	436,300
Liabilities related to the dispute on treasury share amount	₺ 0	₺ 417,668